Shareholders’ Equity (Details) - USD ($)		12 Months Ended
	Jul. 08, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Mar. 27, 2025	Jan. 02, 2024
Class of Stock [Line Items]
Ordinary shares, shares authorized		50,000,000	50,000,000
Ordinary shares, shares issued		12,500,000	11,250,000
Ordinary shares, shares outstanding		12,500,000	11,250,000
Net proceeds		$ 5,000,000
IPO [Member]
Class of Stock [Line Items]
Net proceeds	$ 2,956,006
Underwriting discounts and offering expenses	2,043,994
Gross proceeds	$ 5,000,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized					50,000	25,000
Ordinary shares, par value
Ordinary shares, shares issued		11,250,000			1,000
Ordinary shares, shares outstanding		11,250,000
Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	1,250,000
Issued price per share	$ 4
Class A Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						25,000
Preferred stock, par value
Ordinary shares, shares issued					25,000